Equity (Details 4) - BRL (R$) R$ / shares in Units, R$ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Number of shares acquired					59,835,200
Average unit price (in units of reais)					R$ 21.53
Total value					R$ 1,288,242
Program 1 [Member]
IfrsStatementLineItems [Line Items]
Number of shares acquired					14,000,000
Average unit price (in units of reais)					R$ 14.01
Total value					R$ 196,137
Program 2 [Member]
IfrsStatementLineItems [Line Items]
Number of shares acquired					45,835,200
Average unit price (in units of reais)					R$ 23.83
Total value					R$ 1,092,105
Shares Repurchase Programs [Member]
IfrsStatementLineItems [Line Items]
Number of shares acquired	17,322,400	20,380,900	11,912,300	10,219,600	80,879,200
Average unit price (in units of reais)	R$ 25.64	R$ 24.33	R$ 17.90	R$ 13.22	R$ 21.08
Total value	R$ 444,120	R$ 495,847	R$ 213,180	R$ 135,095	R$ 1,704,983
Shares Repurchase Programs [Member] | Subsequent Events [Member]
IfrsStatementLineItems [Line Items]
Number of shares acquired					21,044,000
Average unit price (in units of reais)					R$ 19.80
Total value					R$ 416,741
Shares Repurchase Programs [Member] | Program 1 [Member]
IfrsStatementLineItems [Line Items]
Number of shares acquired			3,780,400	10,219,600	14,000,000
Average unit price (in units of reais)			R$ 16.15	R$ 13.22	R$ 14.01
Total value			R$ 61,042	R$ 135,095	R$ 196,137
Shares Repurchase Programs [Member] | Program 1 [Member] | Subsequent Events [Member]
IfrsStatementLineItems [Line Items]
Number of shares acquired
Average unit price (in units of reais)
Total value
Shares Repurchase Programs [Member] | Program 2 [Member]
IfrsStatementLineItems [Line Items]
Number of shares acquired	17,322,400	20,380,900	8,131,900		66,879,200
Average unit price (in units of reais)	R$ 25.64	R$ 24.33	R$ 18.71		R$ 23.80
Total value	R$ 444,120	R$ 495,847	R$ 152,138		R$ 1,591,575
Shares Repurchase Programs [Member] | Program 2 [Member] | Subsequent Events [Member]
IfrsStatementLineItems [Line Items]
Number of shares acquired					21,044,000
Average unit price (in units of reais)					R$ 19.80
Total value					R$ 416,741